Net income per common share	9 Months Ended
Sep. 30, 2012
Net Income per Common Share [Abstract]
Net Income per Common Share

3. Net income per common share

Basic and diluted net income or loss per common share is presented in conformity with the two-class method required for participating securities. Prior to the Company’s IPO, the Company had redeemable convertible preferred stock outstanding. The holder of the Company’s redeemable convertible preferred stock was entitled to receive cumulative dividends at the rate of 8% per annum, payable prior and in preference to any dividends on any shares of the Company’s common stock. In addition, in the event a dividend was paid on common stock, the holder of redeemable convertible preferred stock was entitled to a proportionate share of any such dividend as if it was a holder of common stock (on an as-if converted basis). The Company considered its redeemable preferred stock to be participating securities and, in accordance with the two-class method, earnings allocated to preferred stock have been excluded from the computation of basic and diluted net income or loss per common share.

Basic net income per share is computed based on the weighted average number of common shares outstanding. Diluted net income per share is computed based on the weighted average number of common shares outstanding, increased by the number of additional shares that would have been outstanding had the potentially dilutive common shares been issued and reduced by the number of shares the Company could have repurchased from the proceeds from issuance of the potentially dilutive shares. Potentially dilutive shares of common stock include stock options and other stock-based awards granted under stock-based compensation plans and shares committed to be purchased under the employee stock purchase plan.

The following table presents the calculation of net income per basic and diluted share attributable to common shareholders:

	Year Ended December 31,			Nine Months Ended September 30,
	2009	2010	2011	2011	2012
				(unaudited)
	(in thousands, except share and per share amounts)
Net Income	$4,223	$10,951	$17,972	$14,742	$16,630
Less: dividends on redeemable preferred stock	(4,180)	(4,179)	(4,179)	(3,126)	—
Less: undistributed earnings allocated to preferred shareholders	(16)	(2,377)	(4,507)	(3,834)	—

Net income attributable to common shareholders	$27	$4,395	$9,286	$7,782	$16,630

Basic shares:
Weighted-average shares used to compute basic net income per share	10,564,946	11,079,432	12,352,004	12,162,808	22,975,950
Diluted shares:
Effect of potentially dilutive options and warrants	2,636,816	1,972,026	1,587,068	1,333,430	1,380,835

Weighted-average shares used to compute diluted net income per share	13,201,762	13,051,458	13,939,072	13,496,238	24,356,785

Net income per share attributable to common shareholders:
Basic	$0.00	$0.40	$0.75	$0.64	$0.72

Diluted	$0.00	$0.34	$0.67	$0.58	$0.68

Weighted-average diluted shares excludes redeemable convertible preferred stock as it was anti-dilutive for all periods presented.

The following table sets forth the calculation of unaudited pro forma net income per basic and diluted share which gives effect to the conversion of all outstanding shares of redeemable convertible preferred stock as if the conversion had occurred on January 1, 2010:

	Year Ended December 31,		Nine Months Ended September 30,
	2010	2011	2011	2012
			(unaudited)
	(in thousands, except share and per share amounts)
Net income attributable to common shareholders, as reported	$4,395	$9,286	$7,782	$16,630
Dividends on redeemable convertible preferred shares	4,179	4,179	3,126	—
Undistributed earnings allocated to preferred shareholders	2,377	4,507	3,834	—

Pro forma net income	$10,951	$17,972	$14,742	$16,630

Basic weighted-average shares outstanding, as reported	11,079,432	12,352,004	12,162,808	22,975,950
Add: common shares from conversion of redeemable convertible preferred shares	5,991,790	5,991,790	5,991,790	—

Pro forma basic weighted-average shares outstanding	17,071,222	18,343,794	18,154,598	22,975,950

Effect of potentially dilutive options and warrants	1,972,026	1,587,068	1,333,430	1,380,835

Pro forma diluted weighted-average shares outstanding	19,043,248	19,930,862	19,488,028	24,356,785

Pro forma net income per share
Basic	$0.64	$0.98	$0.81	$0.72
Diluted	$0.58	$0.90	$0.76	$0.68